Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Cash Flows from Operating Activities
Net Income	$ 1,557	$ 1,537	$ 4,564	$ 3,756
Adjustments to determine net cash flows provided by (used in) operating activities
Provision on securities, other than trading	1	(1)	2	1
Net (gain) on securities, other than trading	(91)	(50)	(183)	(157)
Net decrease in trading securities	5,290	830	4,814	2,626
Provision for credit losses (Note 3)	306	186	619	487
Change in derivative instruments - (increase) decrease in derivative asset	(196)	2,233	6,130	6,824
- increase (decrease) in derivative liability	350	(1,380)	(3,377)	(6,213)
Amortization of premises and equipment	110	100	326	295
Amortization of other assets	56	54	163	171
Amortization of intangible assets	135	126	406	378
Net decrease in deferred income tax asset	84	108	386	791
Net increase (decrease) in deferred income tax liability	5	43	2	(7)
Net (increase) decrease in current income tax asset	11	320	257	(391)
Net increase (decrease) in current income tax liability	(6)	0	(17)	(86)
Change in accrued interest - (increase) decrease in interest receivable	80	(40)	(117)	(191)
- increase in interest payable	131	88	303	223
Changes in other items and accruals, net	(1,934)	(2,263)	(2,232)	(2,282)
Net increase in deposits	9,149	13,584	33,047	23,042
Net (increase) in loans	(7,568)	(5,402)	(34,470)	(16,587)
Net (decrease) in securities sold but not yet purchased	(4,445)	(1,108)	(1,430)	(800)
Net increase in securities lent or sold under repurchase agreements	3,772	4,117	23,561	27,770
Net (increase) decrease in securities borrowed or purchased under resale agreements	2,528	(6,453)	(22,086)	(26,177)
Net increase (decrease) in securitization and structured entities' liabilities	18	(75)	483	417
Net Cash Provided by Operating Activities	9,343	6,554	11,151	13,890
Cash Flows from Financing Activities
Net increase (decrease) in liabilities of subsidiaries	81	1,294	(1,267)	2,121
Proceeds from issuance of covered bonds	2,290	0	4,168	2,706
Redemption of covered bonds	(1,511)	0	(3,765)	(567)
Proceeds from issuance of subordinated debt (Note 6)	0	0	0	1,566
Repayment of subordinated debt (Note 6)	0	0	0	(900)
Proceeds from issuance of preferred shares and other equity instruments (Note 7)	658	0	1,008	0
Equity issue expense	(4)	0	(8)	0
Proceeds from issuance of common shares (Note 7)	17	16	43	71
Common shares repurchased for cancellation (Note 7)	0	(102)	(90)	(884)
Cash dividends paid	(687)	(642)	(2,035)	(1,918)
Net Cash Provided by (Used in) Financing Activities	844	566	(1,946)	2,195
Cash Flows from Investing Activities
Net (increase) decrease in interest bearing deposits with banks	508	53	1,420	(1,052)
Purchases of securities, other than trading	(16,754)	(9,275)	(43,019)	(31,112)
Maturities of securities, other than trading	2,749	4,378	10,538	9,927
Proceeds from sales of securities, other than trading	7,710	3,187	20,033	15,084
Premises and equipment - net (purchases)	(117)	(49)	(303)	(168)
Purchased and developed software - net (purchases)	(153)	(148)	(457)	(415)
Net Cash (Used in) Investing Activities	(6,057)	(1,854)	(11,788)	(7,736)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1,031)	(116)	(621)	124
Net increase (decrease) in Cash and Cash Equivalents	3,099	5,150	(3,204)	8,473
Cash and Cash Equivalents at Beginning of Period	35,839	35,922	42,142	32,599
Cash and Cash Equivalents at End of Period	38,938	41,072	38,938	41,072
Net cash provided by operating activities includes:
Interest paid in the period	3,371	2,391	9,614	6,143
Income taxes paid in the period	432	63	1,145	1,140
Interest received in the period	6,328	4,993	17,945	13,667
Dividends received in the period	$ 431	$ 401	$ 1,274	$ 1,247